Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000007065 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000007065 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007065 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007065 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007065 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007065 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007065 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007066 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007066 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007066 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000007066 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000007066 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000007066 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000007066 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007066 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007067 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007067 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007067 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000007067 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000007067 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000007067 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000007067 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007067 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007068 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007068 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007068 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007068 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007068 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000007068 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000007068 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000007068 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007069 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007069 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007069 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007069 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007069 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000007069 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000007069 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000007069 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247741 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247741 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000247741 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000247741 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000247741 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000247741 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000247741 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000247741 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	1.00%